Property, plant and equipment	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Property, plant and equipment
12. Property, plant and equipment
The changes in cost and accumulated depreciation and impairment losses are as follows:
(Cost)

	Yen in millions
	Land	Buildings	Machinery and equipment	Vehicles and equipment on operating leases	Construction in progress	Total
Balance as of April 1, 2023	1,426,370	5,464,811	14,796,619	6,774,427	846,866	29,309,093

Additions	5,217	136,241	581,930	2,893,569	1,075,590	4,692,547
Sales or disposal	(14,729)	(39,296)	(545,829)	(2,974,283)	(4,771)	(3,578,908)
Reclassification from construction in progress	5,691	138,013	776,356	236	(920,295)	—
Foreign currency translation adjustments	27,296	153,948	919,653	812,366	56,654	1,969,916
Other	(8,033)	31,032	(59,696)	17,596	(13,856)	(32,956)

Balance as of March 31, 2024	1,441,811	5,884,749	16,469,032	7,523,911	1,040,188	32,359,692

Additions	7,622	74,469	295,719	3,866,922	1,501,327	5,746,060
Sales or disposal	(22,255)	(60,228)	(561,258)	(3,185,673)	(22,473)	(3,851,888)
Reclassification from construction in progress	15,842	292,601	572,844	187	(881,473)	—
Foreign currency translation adjustments	41	(47,461)	(154,892)	(94,981)	(19,444)	(316,737)
Other	(14,940)	25,932	(202)	(58,420)	(21,979)	(69,609)

Balance as of March 31, 2025	1,428,122	6,170,063	16,621,243	8,051,945	1,596,145	33,867,518

(Accumulated depreciation and impairment losses)

	Yen in millions
	Land	Buildings	Machinery and equipment	Vehicles and equipment on operating leases	Construction in progress	Total
Balance as of April 1, 2023	(7,313)	(3,529,186)	(11,529,666)	(1,605,744)	(3,210)	(16,675,119)

Depreciation	—	(139,999)	(974,181)	(842,931)	—	(1,957,111)
Impairment losses	—	(208)	(18,862)	—	—	(19,069)
Sales or disposal	579	34,067	498,703	962,901	3	1,496,254
Foreign currency translation adjustments	(825)	(84,432)	(666,255)	(162,784)	2,810	(911,486)
Other	574	(34,029)	(29,354)	29,549	(2,112)	(35,373)

Balance as of March 31, 2024	(6,985)	(3,753,786)	(12,719,614)	(1,619,009)	(2,510)	(18,101,905)

Depreciation	—	(169,778)	(1,039,696)	(896,127)	—	(2,105,601)
Impairment losses	—	—	—	—	—	—
Sales or disposal	1,244	52,062	516,767	983,818	—	1,553,891
Foreign currency translation adjustments	(94)	30,142	109,227	15,759	55	155,090
Other	(1,091)	(25,678)	(24,281)	16,972	(1,223)	(35,301)

Balance as of March 31, 2025	(6,927)	(3,867,037)	(13,157,598)	(1,498,586)	(3,678)	(18,533,826)

Depreciation on “Property, plant and equipment” is included in “Cost of products sold” and “Selling, general and administrative” in the consolidated statement of income.
Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	March 31,
	2024	2025
Vehicles	7,471,187	7,996,894
Equipment	52,724	55,051

	7,523,911	8,051,945
Less - Accumulated depreciation	(1,619,009)	(1,498,586)

Vehicles and equipment on operating leases, net	5,904,902	6,553,359

The following table presents future lease payments to be received for vehicles and equipment on operating leases:

	Yen in millions
	March 31,
	2024	2025
Within 1 year	1,003,221	1,200,378
Between 1 and 2 years	678,342	837,956
Between 2 and 3 years	314,496	374,459
Between 3 and 4 years	77,715	93,396
Between 4 and 5 years	28,267	35,953
Later than 5 years	13,619	17,235

Total future rentals	2,115,660	2,559,377

The future lease payments to be received as shown above should not be considered indicative of future cash collections.
Right of use assets that are held as rental assets included within “Vehicles and equipment on operating leases, net” are

¥
4,306,566
million and ¥
4,664,376

million, as of March 31, 2024 and 2025, respectively. The additions and total cash outflows for these right of

use assets for the year ended March 31, 2024 and 2025, were ¥
2,091,013

million and ¥
2,909,058

million, respectively.
Depreciation
 expenses for these
right

of

use
assets for the year ended March 31, 2023, 2024 and 2025, were ¥
666,385

million, ¥
612,569

million and ¥
617,495
 million, respectively. Depreciation on these right

of

use assets is included in
“Cost
of financing
services”
in the consolidated statement of income. Revenue from subleasing these right of

use assets was ¥
992,730

million, ¥947,058 million and ¥1,008,634 million for the years ended March 31, 2023, 2024 and 2025, respectively.